Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
Trustmark 401(k) Plan [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year)
TRUSTMARK 401(k) PLAN
Plan Sponsor: Trustmark Corporation
Plan Sponsor: EIN 64-0471500
Plan Number: 002
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year)
December 31, 2025

(a)	(b) Identity of Issue Borrower, Lessor or Similar Party	(c) Description of Investment, including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost	(e) Current Value

	Collective investment funds
***	Putnam	Stable Value Fund	**	$29,644,173
	T. Rowe Price	Retirement 2010 Trust Fund	**	1,440,816
	T. Rowe Price	Retirement 2015 Trust Fund	**	1,827,672
	T. Rowe Price	Retirement 2020 Trust Fund	**	7,710,566
	T. Rowe Price	Retirement 2025 Trust Fund	**	20,445,947
	T. Rowe Price	Retirement 2030 Trust Fund	**	39,515,555
	T. Rowe Price	Retirement 2035 Trust Fund	**	27,226,715
	T. Rowe Price	Retirement 2040 Trust Fund	**	20,093,650
	T. Rowe Price	Retirement 2045 Trust Fund	**	19,221,285
	T. Rowe Price	Retirement 2050 Trust Fund	**	10,324,557
	T. Rowe Price	Retirement 2055 Trust Fund	**	8,643,815
	T. Rowe Price	Retirement 2060 Trust Fund	**	4,375,111
	T. Rowe Price	Retirement Balanced Trust Fund	**	1,420,941

		Total collective investment funds		191,890,803

	Common stock
*	Trustmark Corporation	Common Stock	**	16,473,118

	Pooled separate account
*	Empower	Jennison Large Cap Growth Fund	**	40,594,374

	Mutual funds
	Allspring	Common Stock R6 Fund	**	1,444,289
	American Funds	Euro Pacific Growth Fund R6	**	5,701,349
	Baird	Core Plus Bond Institutional Fund	**	7,808,576
	John Hancock	Alternative Asset Allocation Fund I	**	421,444
	Legg Mason	BW Global Opportunities Bond Fund	**	657,762
	Invesco	International Small Mid Co Fund Y	**	6,779,967
	Vanguard	Equity-Income Admiral Fund	**	36,854,245
	Vanguard	Inflation-Protected Securities Admiral Fund	**	2,554,703
	Vanguard	Institutional Index Fund	**	37,489,204
	Vanguard	Mid Cap Index Institutional Fund	**	25,011,981
	Vanguard	Small Cap Index Institutional Fund	**	21,036,873
	Vanguard	Total Bond Market Index Admiral Fund	**	5,196,679
	Vanguard	Total International Stock Index Institutional Fund	**	9,183,159

		Total mutual funds		160,140,231

	Self-directed brokerage accounts
	Charles Schwab & Co., Inc.	Cash & Cash Equivalents	**	3,135,591
	Charles Schwab & Co., Inc.	Various Mutual Funds	**	2,757,110
	Charles Schwab & Co., Inc.	Various Exchange Traded Funds	**	16,336,030

		Total self-directed brokerage accounts		22,228,731

*	Notes receivable from participants	Interest rates from 4.25% to 9.50% with various maturity dates	-	4,782,331

		Total assets (held at end of year)		$436,109,588
*
Denotes party-in-interest.

**
(d) Cost information is omitted due to transactions being participant or beneficiary directed under an individual account plan.

***
Fair value totals $30,500,385